Stock Based Compensation (Summary Of Stock Option Activity) (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stock Based Compensation [Abstract]
Outstanding, beginning of year	28,869	28,869	0
Granted	0	0	28,869
Exercised	0	0	0
Forfeited	(1,375)	0	0
Outstanding, end of year	27,494	28,869	28,869